FINANCIAL INSTRUMENTS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Classified as fair value
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			$ (87,459)
Classified as fair value | Forward contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			(116,350)
Classified as fair value | Swap contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			39,832
Classified as fair value | Foreign exchange forward contracts
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			72
Classified as fair value | Share swap
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			(3,507)
Classified as fair value | 6.5% convertible bond conversion feature
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			247
Classified as fair value | Unrealized foreign exchange on the 6.5% convertible bond and 8.75% loan transferred to realized foreign exchange resulting from the September Recapitalization
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			(8,061)
Classified as fair value | Weather derivatives
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			7,796
Classified as fair value | Other derivative options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss			$ (7,488)
Classified as fair value through profit or loss
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ 91,736	$ (213,417)
Classified as fair value through profit or loss | Forward contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	8,795	(130,182)
Classified as fair value through profit or loss | Swap contract
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	68,944	(62,612)
Classified as fair value through profit or loss | Foreign exchange forward contracts
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	(7,826)	9,055
Classified as fair value through profit or loss | Share swap
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		(9,581)
Classified as fair value through profit or loss | Unrealized foreign exchange
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss		(18,132)
Classified as fair value through profit or loss | Unrealized foreign exchange on 10.25% loan
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	17,077
Classified as fair value through profit or loss | Weather derivatives
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	2,242	(229)
Classified as fair value through profit or loss | Other derivative options
Financial Instruments:
Unrealized gain (loss), including fx, classified as fair value through profit or loss	$ 2,504	$ (1,736)